Significant Accounting Policies - Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Maximum term of operating lease	2 years
Operating lease rent expense	$ 699	$ 263	$ 0